OTHER INCOME (EXPENSE) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income and Expenses [Abstract]
Gain (loss) on disposal of property, equipment, and intangibles	$ 10	$ (107)	$ (40)
Interest income	237	108	199
Interest expense	(345)	(197)	(124)
Total	$ (98)	$ (196)	$ 35